UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21867
Investment Company Act File Number
International Equity Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Maureen A. Gemma
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
January 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

International Equity Portfolio	as of January 31, 2009
PORTFOLIO OF INVESTMENTS (Unaudited)
Common Stocks — 91.0%

Security	Shares	Value

Automobiles — 2.5%
Honda Motor Co., Ltd. ADR	13,100	$296,846
Toyota Motor Corp. ADR	4,500	285,795

		$582,641

Beverages — 7.9%
Diageo PLC ADR	16,300	$885,742
Fomento Economico Mexicano SA de C.V. ADR	19,200	540,480
Foster’s Group, Ltd.	125,100	430,199

		$1,856,421

Capital Markets — 0.4%
Invesco, Ltd.	9,000	$106,110

		$106,110

Chemicals — 1.1%
Agrium, Inc.	8,100	$271,107

		$271,107

Commercial Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA ADR	8,000	$74,320
Banco Santander Central Hispano SA ADR	60,500	474,320
DBS Group Holdings, Ltd. ADR	11,600	272,020
Grupo Financiero Banorte SAB de C.V.	66,000	87,144
Mitsubishi UFJ Financial Group, Inc.	86,000	477,070

		$1,384,874

Communications Equipment — 0.7%
Nokia Oyj ADR	13,000	$159,510

		$159,510

Construction & Engineering — 0.9%
Bouygues SA	2,200	$74,916
Vinci SA	3,800	129,619

		$204,535

Consumer Finance — 0.9%
Promise Co., Ltd.	11,000	$201,887

		$201,887

Diversified Telecommunication Services — 10.1%
Deutsche Telekom AG	31,400	$378,921
France Telecom SA ADR	33,300	748,251
Koninklijke KPN N.V.	48,800	649,554
Nippon Telegraph & Telephone Corp.	5,000	242,160
Telefonica SA	20,800	368,760

		$2,387,646

Electric Utilities — 3.9%
E.ON AG ADR	12,000	$384,360
Hong Kong Electric Holdings	48,000	281,147
Scottish and Southern Energy PLC	14,500	249,325

		$914,832

Electrical Equipment — 1.1%
ABB, Ltd. ADR	20,000	$261,000

		$261,000

Security	Shares	Value

Electronic Equipment & Instruments — 1.0%
FUJIFILM Holdings Corp.	11,000	$240,496

		$240,496

Food Products — 6.0%
Nestle SA ADR	28,000	$964,600
Unilever PLC	21,000	460,668

		$1,425,268

Health Care Providers & Services — 1.1%
Fresenius Medical Care AG & Co. KGaA	5,700	$255,046

		$255,046

Industrial Conglomerates — 0.7%
Keppel Corp., Ltd. ADR	33,000	$174,900

		$174,900

Insurance — 6.8%
Aegon NV	36,700	$191,933
Aviva PLC	14,000	63,247
AXA SA ADR	18,900	304,290
Muenchener Rueckversicherungs-Gesellschaft AG	2,800	369,785
Tokio Marine Holdings, Inc.	17,100	452,927
Zurich Financial Services AG	1,200	216,374

		$1,598,556

Machinery — 0.8%
Atlas Copco AB, Class B	32,000	$189,939

		$189,939

Metals & Mining — 1.8%
Anglo American PLC ADR	15,263	$137,825
Companhia Vale do Rio Doce ADR	23,900	290,146

		$427,971

Multi-Utilities — 4.8%
National Grid PLC	66,800	$623,419
RWE AG ADR	6,500	505,180

		$1,128,599

Oil, Gas & Consumable Fuels — 6.2%
ENI SpA ADR	2,300	$97,497
Petroleo Brasileiro SA ADR	20,200	437,532
StatoilHydro ASA ADR	11,191	192,821
Total SA ADR	14,700	731,766

		$1,459,616

Pharmaceuticals — 12.3%
AstraZeneca PLC ADR	14,500	$558,685
GlaxoSmithKline PLC ADR	6,500	229,190
Novartis AG ADR	22,400	924,224
Roche Holding Ltd., ADR	11,400	400,254
Sanofi-Aventis	9,600	537,834
Shionogi & Co., Ltd.	12,000	257,122

		$2,907,309

Road & Rail — 0.9%
East Japan Railway Co.	3,000	$203,426

		$203,426

Software — 3.5%
Nintendo Co., Ltd.	2,700	$837,040

		$837,040

Tobacco — 4.7%
British American Tobacco PLC ADR	18,000	$991,800

Security	Shares	Value

Japan Tobacco, Inc.	40	$115,008

		$1,106,808

Trading Companies & Distributors — 2.0%
Mitsubishi Corp. ADR	17,300	$465,370

		$465,370

Wireless Telecommunication Services — 3.0%
Turkcell Iletisim Hizmetleri AS ADR	40,400	$532,068
Vodafone Group PLC ADR	9,500	176,605

		$708,673

Total Common Stocks (identified cost $31,107,782)		$21,459,580

Short-Term Investments — 8.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.23%(1)	$2,073	$2,073,011

Total Short-Term Investments (identified cost $2,073,011)		$2,073,011

Total Investments — 99.8% (identified cost $33,180,793)		$23,532,591

Other Assets, Less Liabilities — 0.2%		$58,197

Net Assets — 100.0%		$23,590,788

ADR	- American Depository Receipt

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended January 31, 2009 was $4,897.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United Kingdom	18.6%	$4,376,505
Japan	17.3	4,075,147
Switzerland	11.7	2,766,452
France	10.7	2,526,677
United States	8.8	2,073,011
Germany	8.0	1,893,292
Spain	3.9	917,400
Netherlands	3.6	841,487
Brazil	3.1	727,678
Mexico	2.7	627,624
Turkey	2.3	532,068
Singapore	1.9	446,920
Australia	1.8	430,199
Hong Kong	1.2	281,147
Canada	1.1	271,107
Norway	0.8	192,821
Sweden	0.8	189,939
Finland	0.7	159,510
Bermuda	0.4	106,110
Italy	0.4	97,497

Total Investments	99.8%	$23,532,591

The Portfolio did not have any open financial instruments at January 31, 2009.
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$33,183,363

Gross unrealized appreciation	$35,024
Gross unrealized depreciation	(9,685,796)

Net unrealized depreciation	$(9,650,772)

The Portfolio adopted Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$15,034,769
Level 2	Other Significant Observable Inputs	8,497,822
Level 3	Significant Unobservable Inputs	—

Total		$23,532,591

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.
For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
International Equity Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	March 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	March 25, 2009